Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value, beginning of period	$ 93	$ 138	$ 138	$ 158	$ 0
Issuance of convertible preferred stock warrant			0	0	158
Change in fair value of Level 3 financial liabilities	$ 0	$ (51)	(45)	(20)	0
Fair value, end of period			$ 93	$ 138	$ 158